Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Other Non Current Assets [Abstract]
Prepaid expenses	$ 75	$ 402
Total	$ 75	$ 402